	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments		June 30, 2022 (unaudited)
		Shares	Fair Value
19.72%	CORPORATE BONDS
0.42%	COMMUNICATION SERVICES
	HUGHES SATELLITE SYSTEMS 8/01/2026
	5.25% . . . . . . . . . . . . . . .	500,000	$460,000
	SPRINT CORP 06/15/2024 7.125% . . . .	550,000	564,438
			1,024,438
2.61%	CONSUMER DISCRETIONARY
	BRUNSWICK CORP 08/01/2027 7.125% . .	1,606,000	1,716,412
	FORD MOTOR 10/01/2028 6.625% . . . .	550,000	542,438
	FORD MOTOR COMPANY 04/22/2025 9% .	600,000	643,428
	HASBRO INC 07/15/2028 6.6% . . . . .	798,000	861,833
	KB HOME 05/15/2023 7.625% . . . . . .	500,000	506,011
	PVH Corp 11/15/2023 7.75% . . . . . . .	839,000	881,708
	TAPESTRY INC 04/01/2025 4.25% . . . .	1,250,000	1,250,438
			6,402,267
0.34%	CONSUMER STAPLES
	CHURCH & DWIGHT CO INC 10/01/2022
	2.875% . . . . . . . . . . . . . . .	816,000	815,804
3.09%	ENERGY
	DCP MIDSTREAM LP 12/15/22 VAR% . . .	550,000	483,183
	Enbridge Inc. Float 02/16/24 CORP BOND	500,000	493,936
	ENERGY TRANSFER LP 01/15/2024
	5.875% . . . . . . . . . . . . . . .	1,100,000	1,121,586
	ENERGY TRANSFER LP 02/15/28 VAR% .	600,000	441,835
	MARATHON PETROLEUM CORP 9/15/2024
	3.625% . . . . . . . . . . . . . . .	659,000	651,981
	OCCIDENTAL PETRO 09/01/2025 5.875% .	1,485,000	1,478,540
	Phillips 66 Partners LP 3 3.75 03/01/28 . .	540,000	514,711
	TransCanada Pipe 6/15/2029 7.7% . . . .	1,150,000	1,316,967
	WILLIAMS COMPANIES 01/15/2025 3.9% .	1,100,000	1,086,676
			7,589,416

1

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)
	Shares	Fair Value
3.85% FINANCIALS
ALLY 5.75 11/20/2025 . . . . . . . . . .	250,000	$246,296
Bank of America 06/19/2164 VAR% . . . .	125,000	103,721
Barclay PLC 5/7/2026 VAR% . . . . . .	250,000	236,074
Blackstone Private Credit Fund 2.7
1/15/2025 . . . . . . . . . . . . . .	250,000	228,116
CITIGROUP INC 06/19/2164 VAR% . . . .	500,000	432,500
Credit Swiss Group 2.193 6/5/2026 . . . . . . .	1,250,000	1,132,931
FIRST CITIZENS BANCSHARE 06/19/2164
VAR% . . . . . . . . . . . . . . .	1,000,000	930,050
Ford Motor Credit Co. LLC 3.35 11/01/22 . .	250,000	248,185
ING GROEP NV 03/29/2027 3.95% . . . .	2,000,000	1,927,264
LLOYDS BANKING 03/18/2026 VAR% . .	550,000	535,456
MARKEL CORP 03/30/2023 3.625% . . .	1,155,000	1,157,727
NATWEST GROUP PLC 12/19/2023 6.00% .	500,000	508,878
PACCAR FINCANCIAL CORP 04/07/2025
2.85% . . . . . . . . . . . . . . .	500,000	490,054
RLI CORP 09/15/2023 4.875% . . . . . .	1,000,000	1,002,594
Societe Generale 4.75 11/24/2025 . . . .	250,000	246,049
WELLS FARGO & COMPANY 08/15/2023
4.125% . . . . . . . . . . . . . . .	20,000	20,145
		9,446,041
0.03% HEALTHCARE
TEVA Pharmaceutical 4.75 5/9/2027 . . .	100,000	85,412
3.32% INDUSTRIALS
AIRCASTLE LTD 05/01/2024 4.125% . . .	1,100,000	1,068,867
ALLISON TRANSMISSION 10/01/2027
4.75% . . . . . . . . . . . . . . .	550,000	503,073
BOEING CO 02/04/2023 1.167% . . . . .	780,000	771,141
FLOUR CORP 09/15/2028 4.25% . . . . .	440,000	384,450
General Motors 09/30/2027 VAR% . . . .	500,000	418,750
HUBBELL INC 08/15/2027 3.15% . . . . .	3,179,000	3,001,144
RYDER SYSTEM INC 09/01/2025 3.35% .	1,000,000	969,410
Timken Co. 12/15/2028 4.5% . . . . . . .	500,000	487,975
UNITED AIRLINES 2012 10/15/2025 4.15% .	557,032	546,661
		8,151,471
2

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
1.35%	INFORMATION TECHNOLOGY
	Micron Technology 4.185 2/15/2027 . . .	250,000	$244,008
	TELEDYNE TECHNOLOGIES IN
	04/01/2023 .65% . . . . . . . . . .	1,425,000	1,392,573
	TRIMBLE INC 12/01/24 4.75% . . . . . .	1,200,000	1,205,820
	WESTERN DIGITAL CORP 02/15/2026
	4.75% . . . . . . . . . . . . . . .	500,000	477,055
			3,319,456
1.68%	MATERIALS
	BALL CORP 03/15/2026 4.875% . . . . .	500,000	491,875
	CYTEC INDUSTRIES INC 04/01/2023 3.5% .	1,100,000	1,090,020
	FMC CORP 10/01/2026 3.2% . . . . . .	800,000	761,850
	STEEL DYNAMICS INC 12/15/2026 5% . .	813,000	806,147
	WORTHINGTON INDUSTRIES 04/15/2026
	4.55% . . . . . . . . . . . . . . .	1,000,000	967,601
			4,117,493
1.76%	REAL ESTATE
	EPR Properties 4.95 4/15/2028 . . . . .	220,000	202,310
	HIGHWOODS REALTY 01/15/2023 3.625% .	1,500,000	1,501,035
	ISTAR INC 10/01/2024 4.75% . . . . . . .	500,000	470,673
	Office Properties Income Trust 2.34%
	2/1/2027 . . . . . . . . . . . . . .	250,000	204,288
	TOLL BROthers FINANCE CORP
	04/15/2023 4.375% . . . . . . . . .	1,000,000	998,197
	TOLL Brothers Finance 03/15/2027
	4.875% . . . . . . . . . . . . . . .	1,000,000	946,274
			4,322,776
1.27%	UTILITIES
	EDISON INTL 03/15/2023 2.95% . . . . .	1,100,000	1,090,675
	NATIONAL FUEL GAS CO 03/01/2023
	3.75% . . . . . . . . . . . . . . .	1,050,000	1,050,641
	OGE ENERGY GORP .703% 05/26/2023 .	1,000,000	974,456
			3,115,772
19.72%	TOTAL CORPORATE BONDS . . . . . .	. . . . . . .	48,390,346
	3

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)
	Shares	Fair Value
41.94% ASSET BACKED BONDS
ACAR 11/15/2027 1.34% . . . . . . . . .	1,000,000	$932,838
AMERICAN CREDIT 06/13/2028 4.41% . .	2,062,500	2,017,113
AMERICAN CREDIT 06/13/2028 4.85% . .	1,100,000	1,062,617
American Credit Acc 12/12/25 2.97% MTGE .	2,200,000	2,182,745
AMERICAN CREDIT ACCEPT 05/13/2026
5.65% . . . . . . . . . . . . . . .	2,000,000	2,014,276
AMERICAN CREDIT ACCEPT 12/14/2026
1.31% . . . . . . . . . . . . . . . .	1,100,000	1,080,806
ANGEL OAK MORTGAGE 01/25/2066
0.909% . . . . . . . . . . . . . . .	87,824	81,453
AQUA FINANCE TRUST 07/17/2046 1.9% .	953,511	913,877
Arivo Accept Auto 05/15/2028 3.93% Mtge .	553,373	545,719
Avid Automobile 07/15/2026 3.14% . . . .	1,000,000	991,861
AVIS BUDGET 03/20/2026 2.65% MTGE .	2,275,000	2,140,873
AVIS BUDGET RENTAL CAR 03/20/2024
3.33% . . . . . . . . . . . . . . .	2,000,000	1,990,228
AVIS RENTAL CAR 09/20/2023 3.07 . . .	1,350,000	1,350,888
BRIDGECREST ACCEPTANCE 02/18/2025
3.48% . . . . . . . . . . . . . . .	2,000,000	1,995,938
CARMX 2021-2 D . . . . . . . . . . .	250,000	228,147
CARNOW AUTO RECEIVABLE 10/15/2024
0.97% . . . . . . . . . . . . . . .	351,617	350,794
CARVANA AUTO 3A C Mtge 10/15/2024
2.71% . . . . . . . . . . . . . . . .	1,237,584	1,237,630
CARVANA AUTO N1 A1 12/11/2028 2.31%
MTGE . . . . . . . . . . . . . . .	407,513	400,367
CARVANA AUTO N1 D 12/11/2028 4.13%
MTGE . . . . . . . . . . . . . . .	550,000	531,598
CAS 2022-R01 1M2 VAR% . . . . . . . .	250,000	225,215
CenterPoint Energy 08/15/2023 4.243% .	31,359	31,418
CIG AUTO RECEIVABL 01/13/2025 1.55%
MTGE . . . . . . . . . . . . . . .	928,528	925,932
CITIGROUP COMMERCIAL 04/10/2046
2.815% . . . . . . . . . . . . . . .	943,732	937,857
CITIGROUP MORTGAGE LOAN 8/25/50
2.5% . . . . . . . . . . . . . . . .	90,764	79,590
4

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)
	Shares	Fair Value
COINSTAR FUNDING, LLC 04/25/2047
5.216% . . . . . . . . . . . . . . .	522,500	$504,726
COMM 2018-HCLV D . . . . . . . . . .	65,000	60,341
CPS AUTO TRUST 07/15/2025 4.3% . . .	1,000,000	986,345
CPS AUTO TRUST 08/15/2028 5.19%
MTGE . . . . . . . . . . . . . . .	2,200,000	2,149,752
CPS AUTO TRUST 10/15/2029 7.14% MTGE .	1,100,000	1,078,255
CPS Auto Trust 2018-C 09/15/25 6.07% . .	500,000	502,567
CREDIT ACCEPTANCE AUTO 05/15/2030
1.00% . . . . . . . . . . . . . . .	2,948,000	2,805,134
CREDIT SUISSE MORTGAGE 04/25/2037
VAR% . . . . . . . . . . . . . . .	1,366,245	1,330,466
CREDIT SUISSE MORTGAGE 04/25/2044
VAR% . . . . . . . . . . . . . . .	1,042,350	944,487
CRVNA 2021-N2 E . . . . . . . . . . .	100,000	88,889
Drive Auto Rec 01/15/2026 4.09% Mtge . .	76,834	77,109
DRIVE AUTO RECEIVABLES 04/15/2026
4.3% . . . . . . . . . . . . . . . .	1,646,311	1,653,477
Drive Auto Trust 10/15/2027 0.87% Mtge .	2,500,000	2,372,025
DT AUTO 11/15/2024 3.87% . . . . . . .	1,356,881	1,356,693
DT AUTO OWNER TRUST 01/18/2028
2.38% . . . . . . . . . . . . . . .	250,000	232,882
DT AUTO OWNER TRUST 03/15/2024
4.15% . . . . . . . . . . . . . . . .	60,467	60,511
DT AUTO OWNER TRUST 03/15/2028
4.72% . . . . . . . . . . . . . . .	2,000,000	1,971,214
DT AUTO OWNER TRUST 06/15/2026
1.47% . . . . . . . . . . . . . . . .	1,036,750	1,007,914
DT AUTO OWNER TRUST 11/17/2025
2.55% . . . . . . . . . . . . . . .	1,100,000	1,072,099
DT AUTO OWNER TRUST 7/15/25 2.73% .	653,529	653,248
EXETER AUTO 03/15/2023 5.2% MTGE . .	1,000,000	1,000,790
EXETER AUTO 03/17/2025 3.71% MTGE . .	952,313	951,704
Exeter Auto 05/15/2025 5.33% Mtge . . .	1,200,000	1,207,530
EXETER AUTO 07/17/2028 4.56% MTGE .	550,000	522,576
EXETER AUTO 10/15/2029 6.34% MTGE .	962,500	921,934
EXETER AUTO 11/17/2025 2.19% MTGE . .	4,000,000	3,989,572
EXETER AUTOMOBILE 01/15/2025 2.49% .	762,741	762,613
5

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)
	Shares	Fair Value
EXETER AUTOMOBILE 01/15/2026 .69% .	2,700,000	$ 2,640,978
EXETER AUTOMOBILE 05/15/2025 3.28% .	2,252,295	2,252,370
Exeter Automobile 2018-2A 03/15/24
4.04% . . . . . . . . . . . . . . .	600,867	601,493
EXETER AUTOMOBILES 09/16/2024
4.35% . . . . . . . . . . . . . . .	641,057	642,767
FANNIE MAE 02/25/2046 VAR% . . . . .	26,534,523	171,023
FANNIE MAE 05/25/2035 VAR% . . . . .	42,742	42,692
FHR 4046 LI Mtge . . . . . . . . . . .	2,838,879	138,072
FIRST INVESTORS AUTO 01/15/2027
2.03% . . . . . . . . . . . . . . .	1,693,251	1,656,189
FIRST INVESTORS AUTO 06/15/2029
5.41% . . . . . . . . . . . . . . . .	500,000	471,782
Flagship Credit Auto 04/15/2026 3.8% Mtg .	2,000,000	1,994,392
FLAGSHIP CREDIT AUTO TRUST 8/15/24
2.48% . . . . . . . . . . . . . . .	401,742	401,647
FNCL 3.5% 7/22 MTGE . . . . . . . . .	495,670	476,541
FOURSIGHT CAPITAL AUTO 08/15/2025
2.41% . . . . . . . . . . . . . . . .	1,750,000	1,728,242
FREDDIE MAC 03/15/2045 3.5% . . . . .	750,054	749,461
FREDDIE MAC 07/15/2029 3% . . . . . .	490,602	489,230
GCAR 2020-3A E Mtge . . . . . . . . .	725,000	705,345
GLS AUTO RECEIVABLES 02/18/2025
3.54% . . . . . . . . . . . . . . .	537,252	536,492
GLS AUTO RECEIVABLES 05/15/2025
2.96% . . . . . . . . . . . . . . .	825,000	820,481
GLS AUTO RECEIVEABLES TR 4/15/2024
4.17% . . . . . . . . . . . . . . . .	394,023	394,907
GM Financial Automobile 10/21/2024 .51% .	35,000	34,603
GNMA 03/16/2043 VAR% . . . . . . . .	30,647	30,560
GOVERNMENT NATIONAL MTG
07/20/2028 3.5% . . . . . . . . . .	1,390,737	1,394,958
HARVEST SBA LOAN TRUST 06/26/2047
VAR% . . . . . . . . . . . . . . .	1,021,934	1,006,605
JP MORGAN MORTGAGE TR 5/25/50
3.5% . . . . . . . . . . . . . . . .	57,845	55,154
JP MORGAN TRUST 10/25/2029 VAR% . .	129,382	124,302

6

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)
	Shares	Fair Value
JPMBB COMMERCIAL 05/15/2048
3.3423% . . . . . . . . . . . . . .	518,859	$502,336
JPMMT 2020-7 A4 MTGE 3.00% . . . . .	270,436	266,989
JPMorgan Chase 01/25/2028 1.886%
MTGE . . . . . . . . . . . . . . .	351,883	346,676
MARINER FINANCE 07/20/2032 2.96% . .	2,300,000	2,282,021
MARLETTE FUNDING TRUST 12/17/2029
2.95% . . . . . . . . . . . . . . .	111,332	111,331
MILL CITY MORTGAGE 04/25/2066 VAR% .	963,475	934,514
MSBAM 2013-C7 A3 . . . . . . . . . .	21,611	21,455
MSC 2012-STAR A2 . . . . . . . . . .	160,000	158,681
PAGAYA AI DEBT SELECTION 5/17/2027
2.10% . . . . . . . . . . . . . . . .	217,673	217,502
PAID 3 2021-2 NOTE . . . . . . . . . .	63,977	60,611
PFMT 2021-2 A1 2.5% 4/25/2051 . . . . .	896,037	765,587
Prestige Auto Rec 10/15/2024 4.14% MTGE .	2,000,000	2,000,826
Santander Drive 2022-1 C 04/17/28 2.56% .	500,000	475,807
SANTANDER DRIVE AUTO 01/15/2026
1.01% . . . . . . . . . . . . . . . .	2,750,000	2,710,444
SANTANDER DRIVE AUTO 04/14/2025 .5% .	676,049	673,592
SANTANDER RETAIL 11/20/2025 1.41% . .	665,000	617,782
SCART 2021-AA A3 Mtge . . . . . . . .	1,904,252	1,869,846
SCF EQUIPMENT TRUST LLC SER 19 2A
2.47% . . . . . . . . . . . . . . .	865,529	854,374
SCFET 2021-1A A3 Mtge . . . . . . . .	595,000	573,839
SCFET 2022-1A E MTGE 5.26% . . . . .	500,000	458,112
SEQUOIA MORTGAGE TRUST 4/25/50 3% .	274,037	269,667
SHMLT 2020-A1 MTGE 01/28/2050 2.521% .	332,626	329,747
SKOP 2019-1A C MTGE 3.63% . . . . . .	651,199	649,556
SMB PRIVATE EDUCATION 09/15/2037
2.23% . . . . . . . . . . . . . . .	1,557,645	1,486,768
SRT 2020-A . . . . . . . . . . . . . .	250,000	244,876
STACR 2022-DNA4 2.55071% MTGE . . .	2,496,346	2,464,825
Telsa Auto Lease 05/22/2023 5.48% Mtge .	550,000	552,532
TRICOLOR AUTO 02/18/2025 3.3% . . . . . . .	929,797	922,066
Trinity Rail Less 10/18/2049, 2.39% . . . .	375,837	357,245
UNITED AUTO CREDIT 11/10/2028 5% . .	250,000	233,355
7

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
	USASF SERVICING LLC 3.98% 04/15/2025 .	1,000,000	$991,602
	VERIZON OWNER TRUST 12/20/2023
	2.33% . . . . . . . . . . . . . . .	136,528	136,562
	VERUS 2019 11/25/59 3.129% . . . . . .	654,892	643,617
	WESTLAKE AUTOMOBILE 01/15/2026
	2.76% . . . . . . . . . . . . . . .	2,160,000	2,128,036
	WIN 2016-1 B2 Mtge . . . . . . . . . .	192,134	182,561
	World Financial 07/15/2026 2.21% Mtge . .	1,100,000	1,099,905
	World Omni Auto Receiv 05/15/2024
	3.04% . . . . . . . . . . . . . . .	226,584	226,829
			102,896,986
41.94%	TOTAL ASSET BACKED BONDS . . . . .	. . . . . . .	102,896,986
6.55%	PRIVATE PLACEMENT BONDS
	ABERCROMBIE FITCH 07/15/2025 8.75% .	550,000	535,623
	AMN 4.625 10/1/2027 . . . . . . . . . .	110,000	100,845
	AVALON HOLDINGS FNDG 05/15/2024
	5.25% . . . . . . . . . . . . . . .	1,000,000	982,467
	BANQUE FED CRED 10/04/2026 1.604% .	2,000,000	1,777,244
	BLACKSTONE PRIVATE CRE 09/15/2024
	1.75% . . . . . . . . . . . . . . . .	115,000	106,238
	CANPACK SA/US 11/01/25 3.125% . . . . .	500,000	434,710
	CARGILL INC 04/22/2025 3.5% . . . . .	500,000	495,995
	CREDIT AGRICOLE SA 01/26/2027 VAR% .	2,000,000	1,760,610
	ICLR 2.875 07/15/2026 . . . . . . . . .	110,000	97,900
	JELD-WEN INC 05/15/2025 6.25% . . . .	550,000	528,000
	KORN/FERRY INT. 12/15/2027 4.625% . . . . .	500,000	448,750
	MACQUARIE GROUP 06/21/2028 4.098% .	2,000,000	1,917,378
	METROPOLITAN EDISON 03/15/2023 3.5% .	2,188,000	2,173,332
	MICHAEL KORS USA INC 11/01/2024 VAR% .	1,700,000	1,629,824
	QORVO INC 12/15/2024 1.75% . . . . . .	550,000	513,766
	RELIANCE STEEL & ALUM 08/15/2025 1.3% .	1,000,000	910,656
	SEALED AIR CORP 12/01/2024 5.125% . .	500,000	496,250
	SLM 4.2 10/29/2025 . . . . . . . . . .	110,000	99,655
	SOCIETE GENERALE 03/28/2024 3.875% .	500,000	494,949

8

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
	TARGA RESOURCES PARTNERS
	03/01/2030 5.5% . . . . . . . . . .	500,000	$477,090
	UFS 6 ¾ 10/01/28 . . . . . . . . . . .	100,000	93,939
			16,075,221
6.55%	TOTAL PRIVATE PLACEMENT BONDS . .	. . . . . . .	16,075,221
23.17%	TREASURY NOTES
	T 0 1/2 11/30/23 GOVT . . . . . . . . .	6,700,000	6,472,307
	T 0 3/4 11/15/24 GOVT . . . . . . . . .	10,000,000	9,482,030
	US TREASURY 01/31/27 1.5% . . . . . . .	1,287,000	1,201,636
	US Treasury Bill 0 8/11/2022 0% . . . . .	20,000,000	19,970,680
	US TREASURY N/B 02/28/2027 1.875% . .	5,000,000	4,746,095
	US Treasury Note 0% 08/18/2022 . . . .	15,000,000	14,973,390
			56,846,138
23.17%	TOTAL TREASURY NOTES . . . . . . .	. . . . . . . .	56,846,138
8.83%	MONEY MARKET FUNDS
	Federated Government Obligation
	Institutional Shares, 1.36% . . . . . . .	21,680,021	21,680,021
100.21%	TOTAL INVESTMENTS . . . . . . . . .	. . . . . . .	245,888,711
-0.21%	Liabilities in excess of other assets . . . .	. . . . . . .	(523,737)
100.00%	NET ASSETS . . . . . . . . . . . . .	. . . . . . . .	$245,364,974

** Effective 7 day yield as of June 30, 2022

9

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
CORPORATE BONDS . .	$—	$48,390,346	$—	$48,390,346
ASSET BACKED BONDS .	—	102,896,986	—	102,896,986
PRIVATE PLACEMENT
BONDS . . . . . . .		16,075,221		16,075,221
U.S. TREASURY NOTES .	—	56,846,138	—	56,846,138
MONEY MARKET
FUNDS . . . . . . .	21,680,021		—	21,680,021
TOTAL INVESTMENTS .	$21,680,021	$224,208,690	$—	$245,888,711

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $251,341,441 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . .	$41,355
Gross unrealized depreciation . .	(5,494,085)
Net unrealized appreciation . . .
$(5,452,730)
10

QUARTERLY REPORT